Immaterial Restatements and Reclassifications of Prior Period Financial Statements - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Other receivables, net	$ 16,888	$ 10,705	$ 15,610	$ 20,627	$ 16,582
Property and equipment, net	16,454				30,430
Right-of-use assets	19,988			29,028	39,723
Goodwill	32,390	31,354	32,162	19,369	17,388	$ 18,674
Prepaid expenses and other assets	56,179		66,381	70,339	66,572
Total Assets	905,554	936,173	925,325	1,077,087	1,083,352
Liabilities
Accounts payable and accrued expenses	66,558	93,427	100,587	103,537	82,437
Operating lease liabilities	31,202			40,593	57,508
Total Liabilities	782,954	769,815	1,215,350	1,327,756	1,251,255
Stockholders’ Equity (Deficit)
Notes receivable from stockholders	(10,111)	(10,448)	(56,757)	(55,581)	(53,225)
Additional paid-in capital	1,838,427	1,832,371	631,493	625,546	618,111
Accumulated deficit	(1,704,076)	(1,653,209)	(1,299,320)	(1,255,309)	(1,167,656)
Total Stockholders’ Equity (Deficit)	122,600	166,358	(726,306)	(686,949)	(604,183)	242,571
Liabilities and Equity	$ 905,554	936,173	925,325	1,077,087	1,083,352
As Previously Reported
Assets
Other receivables, net		10,449	15,238	20,342	16,285
Property and equipment, net					30,504
Right-of-use assets				31,269	41,979
Goodwill		32,492	33,300	20,507	18,525
Prepaid expenses and other assets			67,260	71,218
Total Assets		937,055	926,970	1,081,060	1,086,522
Liabilities
Accounts payable and accrued expenses		103,435	108,175	111,134	88,983
Operating lease liabilities				43,118	60,049
Total Liabilities		779,823	1,222,938	1,337,878	1,260,342
Stockholders’ Equity (Deficit)
Notes receivable from stockholders		(10,404)	(56,254)	(55,349)	(53,900)
Additional paid-in capital		1,826,848	642,551	635,166	626,628
Accumulated deficit		(1,656,856)	(1,316,823)	(1,271,310)	(1,181,415)
Total Stockholders’ Equity (Deficit)		157,232	(732,249)	(693,098)	(610,100)	240,160
Liabilities and Equity		937,055	926,970	1,081,060	1,086,522
Corrections
Assets
Other receivables, net		256	372	285	297
Property and equipment, net					(74)
Right-of-use assets				(2,241)	(2,256)
Goodwill		(1,138)	(1,138)	(1,138)	(1,137)
Prepaid expenses and other assets			(879)	(879)
Total Assets		(882)	(1,645)	(3,973)	(3,170)
Liabilities
Accounts payable and accrued expenses		(10,008)	(7,588)	(7,597)	(6,546)
Operating lease liabilities				(2,525)	(2,541)
Total Liabilities		(10,008)	(7,588)	(10,122)	(9,087)
Stockholders’ Equity (Deficit)
Notes receivable from stockholders		(44)	(503)	(232)	675
Additional paid-in capital		5,523	(11,058)	(9,620)	(8,517)
Accumulated deficit		3,647	17,503	16,001	13,759
Total Stockholders’ Equity (Deficit)		9,126	5,943	6,149	5,917	$ 2,411
Liabilities and Equity		$ (882)	$ (1,645)	$ (3,973)	$ (3,170)